Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of options outstanding
	Six months ended June 30, 2021
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	165,987	0.37
Granted	21,768	0.37
Exercised	(1,567)	0.37
Forfeited	(3,134)	0.37
Outstanding as of June 30, 2021	183,054	0.37
Exercisable options	129,686	0.37

	Six months ended June 30, 2021
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	296,036	0.37
Granted	95,238	0.37
Exercised	(4,544)	0.37
Forfeited	(9,871)	0.37
Outstanding as of June 30, 2021	376,859	0.37
Exercisable options	248,735	0.37